Condensed Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jul. 02, 2023	Jun. 30, 2024	Jul. 02, 2023
Total revenues	$ 438,493	$ 443,707	$ 571,784	$ 585,897
Operating expenses (excluding depreciation and amortization shown separately below)	185,830	173,669	299,785	282,539
Selling, general and administrative expenses (including stock-based compensation of $2,762 and $2,179 in 2024 and 2023, respectively, and excluding depreciation and amortization shown separately below)	60,388	90,448	102,905	134,695
Costs of products sold	34,509	34,787	45,632	44,552
Depreciation and amortization	28,621	28,910	58,121	58,024
Loss on disposal of assets	6,446	2,550	7,840	4,985
Operating income	122,699	113,343	57,501	61,102
Interest expense, net	40,793	43,495	82,593	79,797
Loss on debt extinguishment	2,736	13,982	2,736	13,982
Other (income) expense, net	5,714	(2,261)	4,674	(3,093)
Income (loss) before income taxes	73,456	58,127	(32,502)	(29,584)
Income tax expense (benefit)	14,830	13,807	(8,402)	(4,045)
Net income (loss)	58,626	44,320	(24,100)	(25,539)
Less: Net income attributable to noncontrolling interests	(24,499)	(23,766)	(24,499)	(23,766)
Net income (loss) attributable to Former Six Flags Entertainment Corporation	$ 34,127	$ 20,554	$ (48,599)	$ (49,305)
Weighted-average common shares outstanding:
Basic (in shares)	84,294	83,379	84,229	83,293
Diluted (in shares)	84,713	83,796	84,229	83,293
Earnings (loss) per average common share outstanding:
Basic (in dollars per share)	$ 0.40	$ 0.25	$ (0.58)	$ (0.59)
Diluted (in dollars per share)	$ 0.40	$ 0.25	$ (0.58)	$ (0.59)
Park admissions
Total revenues	$ 228,230	$ 238,963	$ 299,031	$ 315,266
Park food, merchandise and other
Total revenues	195,280	190,792	249,677	243,578
Sponsorship, international agreements and accommodations
Total revenues	$ 14,983	$ 13,952	$ 23,076	$ 27,053